iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
...................... 2,690 $ 296,411
Boeing Co. (The)
(a)
......................... 21,725 3,461,010
BWX Technologies, Inc. ..................... 3,452 195,659
Curtiss-Wright Corp. ........................ 1,522 218,316
General Dynamics Corp. ..................... 9,004 2,040,937
HEICO Corp.
(b)
........................... 1,681 265,110
HEICO Corp. , Class A ....................... 2,932 374,358
Hexcel Corp. ............................. 3,381 204,584
Howmet Aerospace, Inc. ..................... 14,747 547,556
Huntington Ingalls Industries, Inc. ............... 1,537 333,283
L3Harris Technologies, Inc. ................... 7,535 1,808,174
Lockheed Martin Corp. ...................... 9,251 3,828,156
Mercury Systems, Inc.
(a)
..................... 2,248 132,655
Northrop Grumman Corp. .................... 5,716 2,737,392
Raytheon Technologies Corp. ................. 58,163 5,421,373
Textron, Inc. ............................. 8,489 557,218
TransDigm Group, Inc.
(a)
..................... 2,025 1,260,239
Virgin Galactic Holdings, Inc.
(a) (b)
................ 6,900 51,336
Woodward, Inc. ........................... 2,474 259,028
23,992,795
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................. 4,973 550,511
Expeditors International of Washington, Inc. ........ 6,555 696,469
FedEx Corp. ............................. 9,314 2,171,000
GXO Logistics, Inc.
(a)
....................... 4,088 196,224
United Parcel Service, Inc. , Class B ............. 28,772 5,607,375
9,221,579
a
Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
...................... 4,980 220,763
American Airlines Group, Inc.
(a)
................. 25,283 346,630
Delta Air Lines, Inc.
(a)
....................... 24,878 791,121
JetBlue Airways Corp.
(a)
..................... 12,204 102,758
Joby Aviation, Inc. , Class A
(a) (b)
................. 10,243 56,746
Southwest Airlines Co.
(a)
..................... 23,000 876,760
United Airlines Holdings, Inc.
(a)
................. 12,940 475,545
2,870,323
a
Auto Components  —  0 .2%
Aptiv PLC
(a)
.............................. 10,515 1,102,918
Autoliv, Inc. .............................. 3,114 267,804
BorgWarner, Inc. .......................... 9,235 355,178
Fox Factory Holding Corp.
(a) (b)
................. 1,639 155,148
Gentex Corp. ............................ 9,126 257,536
Lear Corp. .............................. 2,320 350,645
Luminar Technologies, Inc.
(a) (b)
................. 9,057 61,225
QuantumScape Corp.
(a) (b)
.................... 10,046 108,698
2,659,152
a
Automobiles  —  2 .3%
Ford Motor Co. ........................... 154,271 2,266,241
General Motors Co.
(a)
....................... 56,960 2,065,370
Harley-Davidson, Inc. ....................... 6,137 232,040
Lucid Group, Inc.
(a) (b)
........................ 21,892 399,529
Rivian Automotive, Inc. , Class A
(a) (b)
.............. 6,024 206,623
Tesla, Inc.
(a) (b)
............................ 32,854 29,287,698
Thor Industries, Inc. ........................ 2,155 181,731
34,639,232
a
Banks  —  3 .6%
Bank of America Corp. ...................... 277,582 9,385,048
Bank OZK .............................. 4,555 182,656
BOK Financial Corp. ........................ 1,246 109,685
Security Shares Value
a
Banks (continued)
Citigroup, Inc. ............................ 75,865 $ 3,937,394
Citizens Financial Group, Inc. ................. 19,246 730,771
Comerica, Inc. ............................ 5,001 388,928
Commerce Bancshares, Inc. .................. 4,355 302,629
Cullen/Frost Bankers, Inc. .................... 2,264 295,226
East West Bancorp, Inc. ..................... 5,432 389,909
Fifth Third Bancorp ........................ 26,916 918,374
First Citizens BancShares, Inc. , Class A ........... 511 386,664
First Financial Bankshares, Inc. ................ 4,984 220,193
First Horizon Corp. ......................... 20,909 467,525
First Republic Bank ........................ 7,046 1,146,455
FNB Corp. .............................. 12,996 155,432
Glacier Bancorp, Inc. ....................... 4,199 210,328
Home BancShares, Inc. ..................... 7,392 174,451
Huntington Bancshares, Inc. .................. 56,098 745,542
JPMorgan Chase & Co. ..................... 114,994 13,265,708
KeyCorp ................................ 36,113 660,868
M&T Bank Corp. .......................... 6,984 1,239,311
Pinnacle Financial Partners, Inc. ................ 2,891 228,678
PNC Financial Services Group, Inc. (The) ......... 16,158 2,681,259
Popular, Inc. ............................. 2,991 232,311
Prosperity Bancshares, Inc. ................... 3,493 258,796
Regions Financial Corp. ..................... 36,395 770,846
Signature Bank ........................... 2,444 453,533
SVB Financial Group
(a)
...................... 2,291 924,533
Synovus Financial Corp. ..................... 5,793 233,921
Truist Financial Corp. ....................... 52,126 2,630,799
U.S. Bancorp ............................ 52,820 2,493,104
UMB Financial Corp. ....................... 1,702 154,031
Umpqua Holdings Corp. ..................... 8,740 153,911
United Bankshares, Inc. ..................... 5,295 205,128
Valley National Bancorp ..................... 16,731 195,585
Webster Financial Corp. ..................... 6,972 323,849
Wells Fargo & Co. ......................... 148,416 6,511,010
Western Alliance Bancorp .................... 4,285 327,288
Wintrust Financial Corp. ..................... 2,354 202,538
Zions Bancorp. NA ......................... 5,828 317,917
54,612,134
a
Beverages  —  1 .6%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
....... 363 138,096
Brown-Forman Corp. , Class B , NVS ............. 7,216 535,571
Coca-Cola Co. (The) ....................... 152,639 9,794,845
Constellation Brands, Inc. , Class A .............. 6,372 1,569,487
Keurig Dr Pepper, Inc. ...................... 28,653 1,110,017
Molson Coors Beverage Co. , Class B ............ 7,436 444,301
Monster Beverage Corp.
(a)
.................... 14,698 1,464,215
National Beverage Corp. ..................... 954 51,688
PepsiCo, Inc. ............................ 54,101 9,465,511
24,573,731
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................. 69,225 9,934,480
ACADIA Pharmaceuticals, Inc.
(a)
................ 4,484 65,870
Agios Pharmaceuticals, Inc.
(a)
................. 2,426 52,329
Alkermes PLC
(a)
........................... 6,553 167,757
Allogene Therapeutics, Inc.
(a)
.................. 2,498 32,424
Alnylam Pharmaceuticals, Inc.
(a)
................ 4,703 668,014
Amgen, Inc. ............................. 20,929 5,179,300
Arrowhead Pharmaceuticals, Inc.
(a)
.............. 4,055 172,459
Beam Therapeutics, Inc.
(a) (b)
................... 1,700 107,066
Biogen, Inc.
(a)
............................ 5,762 1,239,176
Biohaven Pharmaceutical Holding Co., Ltd.
(a)
....... 2,489 363,444
BioMarin Pharmaceutical, Inc.
(a)
................ 7,315 629,456

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Blueprint Medicines Corp.
(a)
................... 2,313 $ 118,102
Bridgebio Pharma, Inc.
(a)
..................... 4,250 36,805
CRISPR Therapeutics AG
(a) (b)
.................. 2,743 205,725
Denali Therapeutics, Inc.
(a) (b)
.................. 3,593 122,234
Emergent BioSolutions, Inc.
(a)
................. 1,787 61,902
Exact Sciences Corp.
(a) (b)
..................... 7,027 316,918
Exelixis, Inc.
(a)
............................ 12,283 256,960
Fate Therapeutics, Inc.
(a)
..................... 3,148 96,108
Gilead Sciences, Inc. ....................... 49,018 2,928,825
Halozyme Therapeutics, Inc.
(a)
................. 5,535 270,661
Horizon Therapeutics PLC
(a)
.................. 9,050 750,878
Incyte Corp.
(a)
............................ 7,388 573,900
Intellia Therapeutics, Inc.
(a)
................... 2,656 172,002
Ionis Pharmaceuticals, Inc.
(a)
.................. 5,552 208,533
Mirati Therapeutics, Inc.
(a)
.................... 1,926 124,034
Moderna, Inc.
(a)
........................... 13,518 2,218,169
Natera, Inc.
(a)
............................ 3,392 159,424
Neurocrine Biosciences, Inc.
(a)
................. 3,665 344,986
Novavax, Inc.
(a) (b)
.......................... 3,141 171,216
Regeneron Pharmaceuticals, Inc.
(a)
.............. 4,246 2,469,856
Sarepta Therapeutics, Inc.
(a)
.................. 3,334 309,895
Seagen, Inc.
(a)
............................ 5,267 947,955
Twist Bioscience Corp.
(a)
..................... 2,194 95,965
Ultragenyx Pharmaceutical, Inc.
(a) (b)
.............. 2,635 140,393
United Therapeutics Corp.
(a)
................... 1,742 402,524
Vertex Pharmaceuticals, Inc.
(a)
................. 10,043 2,816,158
Vir Biotechnology, Inc.
(a)
..................... 2,916 81,094
35,012,997
a
Building Products  —  0 .5%
A O Smith Corp. .......................... 5,179 327,675
Advanced Drainage Systems, Inc. .............. 2,168 257,125
Allegion PLC ............................. 3,484 368,259
Armstrong World Industries, Inc. ................ 1,800 160,830
Builders FirstSource, Inc.
(a)
................... 6,750 459,000
Carlisle Companies, Inc. ..................... 2,025 599,602
Carrier Global Corp. ........................ 33,327 1,350,743
Fortune Brands Home & Security, Inc. ............ 5,110 356,065
Johnson Controls International PLC ............. 27,372 1,475,625
Lennox International, Inc. .................... 1,320 316,180
Masco Corp. ............................. 9,303 515,200
Owens Corning ........................... 3,833 355,472
Trane Technologies PLC ..................... 9,203 1,352,749
Trex Co., Inc.
(a) (b)
.......................... 4,420 285,178
Zurn Elkay Water Solutions Corp.
(b)
.............. 4,705 136,210
8,315,913
a
Capital Markets  —  3 .1%
Affiliated Managers Group, Inc. ................ 1,543 195,004
Ameriprise Financial, Inc. .................... 4,289 1,157,687
Ares Management Corp. , Class A ............... 6,795 486,862
Bank of New York Mellon Corp. (The) ............ 29,167 1,267,598
BlackRock, Inc.
(c)
.......................... 5,569 3,726,663
Blackstone, Inc. , NVS ....................... 27,437 2,800,495
Blue Owl Capital, Inc. ....................... 13,113 149,619
Carlyle Group, Inc. (The) ..................... 5,373 209,063
Cboe Global Markets, Inc. .................... 4,083 503,761
Charles Schwab Corp. (The) .................. 58,920 4,068,426
CME Group, Inc. .......................... 14,042 2,801,098
Coinbase Global, Inc. , Class A
(a) (b)
............... 1,112 70,012
FactSet Research Systems, Inc. ................ 1,491 640,653
Federated Hermes, Inc. ..................... 3,896 132,893
Franklin Resources, Inc. ..................... 10,644 292,178
Goldman Sachs Group, Inc. (The) .............. 13,464 4,488,763
Houlihan Lokey, Inc. ........................ 1,970 166,583
Security Shares Value
a
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ........... 3,455 $ 202,774
Intercontinental Exchange, Inc. ................ 21,885 2,232,051
Invesco Ltd. ............................. 13,272 235,445
Janus Henderson Group PLC ................. 6,622 170,649
Jefferies Financial Group, Inc. ................. 7,537 245,480
KKR & Co., Inc. ........................... 23,152 1,284,010
Lazard Ltd. , Class A ........................ 4,460 168,008
LPL Financial Holdings, Inc. ................... 3,141 659,359
MarketAxess Holdings, Inc. ................... 1,452 393,173
Moody's Corp. ............................ 6,301 1,954,885
Morgan Stanley ........................... 54,854 4,624,192
Morningstar, Inc. .......................... 921 235,177
MSCI, Inc. .............................. 3,167 1,524,404
Nasdaq, Inc. ............................. 4,558 824,542
Northern Trust Corp. ........................ 8,099 808,118
Raymond James Financial, Inc.
(b)
............... 7,569 745,319
Robinhood Markets, Inc. , Class A
(a) (b)
............. 2,255 20,408
S&P Global, Inc. .......................... 13,601 5,126,625
SEI Investments Co. ........................ 4,167 230,685
State Street Corp. ......................... 14,430 1,025,107
Stifel Financial Corp. ....................... 4,210 251,800
T Rowe Price Group, Inc. .................... 8,930 1,102,587
TPG, Inc. ............................... 1,357 38,702
Tradeweb Markets, Inc. , Class A ................ 4,219 297,524
Virtu Financial, Inc. , Class A ................... 3,122 72,836
47,631,218
a
Chemicals  —  1 .7%
Air Products and Chemicals, Inc. ............... 8,663 2,150,417
Albemarle Corp. .......................... 4,547 1,110,878
Ashland Global Holdings, Inc. ................. 2,023 203,251
Axalta Coating Systems Ltd.
(a)
................. 8,219 207,283
Celanese Corp. ........................... 4,198 493,307
CF Industries Holdings, Inc. ................... 8,149 778,148
Chemours Co. (The) ........................ 6,392 227,491
Corteva, Inc. ............................. 28,247 1,625,615
Dow, Inc. ............................... 28,660 1,524,999
DuPont de Nemours, Inc. .................... 19,876 1,217,007
Eastman Chemical Co. ...................... 5,024 481,952
Ecolab, Inc. ............................. 9,689 1,600,332
Element Solutions, Inc. ...................... 8,241 162,842
FMC Corp. .............................. 4,900 544,390
Ginkgo Bioworks Holdings, Inc.
(a) (b)
.............. 37,560 107,422
Huntsman Corp. .......................... 8,181 236,922
Ingevity Corp.
(a)
........................... 1,501 100,717
International Flavors & Fragrances, Inc. ........... 9,982 1,238,267
Linde PLC .............................. 19,713 5,953,326
LyondellBasell Industries NV , Class A ............ 10,255 913,926
Mosaic Co. (The) .......................... 14,376 757,040
NewMarket Corp. .......................... 245 76,146
Olin Corp. ............................... 5,612 293,339
PPG Industries, Inc. ........................ 9,230 1,193,347
RPM International, Inc. ...................... 5,122 463,029
Scotts Miracle-Gro Co. (The) .................. 1,591 141,519
Sherwin-Williams Co. (The) ................... 9,359 2,264,316
Valvoline, Inc. ............................ 6,810 219,418
Westlake Corp.
(b)
.......................... 1,285 125,082
26,411,728
a
Commercial Services & Supplies  —  0 .5%
Cimpress PLC
(a)
........................... 771 30,986
Cintas Corp. ............................. 3,399 1,446,241
Clean Harbors, Inc.
(a)
....................... 1,884 183,860
Copart, Inc.
(a)
............................ 8,391 1,074,887
IAA, Inc.
(a)
............................... 5,253 198,196

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
MSA Safety, Inc. .......................... 1,462 $ 187,633
Republic Services, Inc. ...................... 8,138 1,128,415
Rollins, Inc. .............................. 8,792 339,107
Stericycle, Inc.
(a)
.......................... 3,672 172,107
Tetra Tech, Inc. ........................... 2,046 313,590
Waste Management, Inc. ..................... 14,954 2,460,830
7,535,852
a
Communications Equipment  —  0 .7%
Arista Networks, Inc.
(a)
...................... 8,780 1,024,011
Ciena Corp.
(a)
............................ 5,908 304,853
Cisco Systems, Inc. ........................ 162,623 7,378,206
F5, Inc.
(a)
............................... 2,343 392,124
Juniper Networks, Inc. ...................... 12,695 355,841
Lumentum Holdings, Inc.
(a) (b)
.................. 2,750 248,765
Motorola Solutions, Inc. ..................... 6,581 1,570,161
Ubiquiti, Inc. ............................. 243 73,296
Viavi Solutions, Inc.
(a)
....................... 8,720 129,056
11,476,313
a
Construction & Engineering  —  0 .2%
AECOM ................................ 5,603 403,416
EMCOR Group, Inc. ........................ 2,013 234,253
MasTec, Inc.
(a)
............................ 2,352 185,643
MDU Resources Group, Inc. .................. 8,081 230,874
Quanta Services, Inc. ....................... 5,659 785,073
Valmont Industries, Inc. ...................... 827 224,514
WillScot Mobile Mini Holdings Corp.
(a)
............ 8,699 335,869
2,399,642
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ........................ 1,503 190,054
Martin Marietta Materials, Inc. ................. 2,425 853,794
Vulcan Materials Co. ....................... 5,158 852,772
1,896,620
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ......................... 12,619 417,310
American Express Co. ...................... 23,829 3,670,143
Capital One Financial Corp. ................... 15,354 1,686,330
Credit Acceptance Corp.
(a) (b)
................... 314 180,836
Discover Financial Services ................... 10,977 1,108,677
FirstCash Holdings, Inc. ..................... 1,542 112,967
OneMain Holdings, Inc. ...................... 4,295 159,774
PROG Holdings, Inc.
(a)
...................... 2,249 41,427
SLM Corp. .............................. 10,864 169,478
SoFi Technologies, Inc.
(a) (b)
................... 28,624 180,617
Synchrony Financial ........................ 19,590 655,873
Upstart Holdings, Inc.
(a) (b)
..................... 1,912 46,519
8,429,951
a
Containers & Packaging  —  0 .4%
Amcor PLC .............................. 58,707 760,256
AptarGroup, Inc. .......................... 2,558 275,650
Ardagh Metal Packaging SA .................. 6,137 41,486
Avery Dennison Corp. ....................... 3,208 610,996
Ball Corp. ............................... 12,697 932,214
Berry Global Group, Inc.
(a)
.................... 5,252 302,778
Crown Holdings, Inc. ....................... 4,914 499,656
Graphic Packaging Holding Co. ................ 10,665 237,296
International Paper Co. ...................... 14,479 619,267
Packaging Corp. of America .................. 3,727 524,053
Sealed Air Corp. .......................... 5,756 351,807
Silgan Holdings, Inc. ........................ 3,247 144,491
Sonoco Products Co. ....................... 3,862 245,198
Security Shares Value
a
Containers & Packaging (continued)
Westrock Co. ............................ 10,126 $ 428,937
5,974,085
a
Distributors  —  0 .1%
Genuine Parts Co. ......................... 5,546 847,817
LKQ Corp. .............................. 10,164 557,394
Pool Corp. .............................. 1,552 555,150
1,960,361
a
Diversified Consumer Services  —  0 .1%
ADT, Inc.
(b)
.............................. 8,981 65,561
Bright Horizons Family Solutions, Inc.
(a) (b)
.......... 2,299 215,347
Chegg, Inc.
(a)
............................. 5,514 117,448
Frontdoor, Inc.
(a) (b)
......................... 3,340 89,412
Grand Canyon Education, Inc.
(a)
................ 1,263 121,337
H&R Block, Inc. ........................... 6,410 256,144
Service Corp. International ................... 6,383 475,278
Terminix Global Holdings, Inc.
(a)
................ 4,847 216,661
1,557,188
a
Diversified Financial Services  —  1 .5%
Apollo Global Management, Inc. ................ 14,561 831,433
Berkshire Hathaway, Inc. , Class B
(a)
............. 70,831 21,291,799
Equitable Holdings, Inc. ..................... 13,842 393,528
Jackson Financial, Inc. , Class A ................ 3,601 99,063
Voya Financial, Inc. ........................ 4,249 255,620
22,871,443
a
Diversified Telecommunication Services  —  0 .9%
AT&T, Inc. ............................... 280,340 5,264,785
Frontier Communications Parent, Inc.
(a)
........... 8,074 209,197
Liberty Global PLC , Class A
(a)
................. 6,862 149,317
Liberty Global PLC , Class C , NVS
(a)
............. 11,631 266,234
Lumen Technologies, Inc. .................... 35,754 389,361
Verizon Communications, Inc. ................. 164,341 7,590,911
13,869,805
a
Electric Utilities  —  1 .8%
ALLETE, Inc. ............................ 2,294 142,389
Alliant Energy Corp. ........................ 9,898 603,085
American Electric Power Co., Inc. ............... 20,063 1,977,409
Avangrid, Inc. ............................ 2,750 134,008
Constellation Energy Corp. ................... 12,666 837,223
Duke Energy Corp. ........................ 30,218 3,321,865
Edison International ........................ 14,991 1,015,940
Entergy Corp. ............................ 8,006 921,731
Evergy, Inc. .............................. 9,019 615,637
Eversource Energy ........................ 13,533 1,193,881
Exelon Corp. ............................. 38,337 1,782,287
FirstEnergy Corp. ......................... 22,213 912,954
Hawaiian Electric Industries, Inc. ............... 4,375 185,062
IDACORP, Inc. ........................... 1,972 220,312
NextEra Energy, Inc. ....................... 76,923 6,499,224
NRG Energy, Inc. .......................... 9,269 349,905
OGE Energy Corp. ......................... 7,892 324,203
PG&E Corp.
(a) (b)
........................... 58,755 638,079
Pinnacle West Capital Corp. .................. 4,427 325,252
PNM Resources, Inc. ....................... 3,469 167,449
Portland General Electric Co. .................. 3,486 178,971
PPL Corp. .............................. 29,117 846,722
Southern Co. (The) ........................ 41,712 3,207,236
Xcel Energy, Inc. .......................... 21,278 1,557,124
27,957,948
a

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc.
(b)
........................ 1,345 $ 245,328
AMETEK, Inc. ............................ 8,986 1,109,771
ChargePoint Holdings, Inc. , Class A
(a) (b)
........... 6,624 100,089
Eaton Corp. PLC .......................... 15,608 2,316,071
Emerson Electric Co. ....................... 23,243 2,093,497
EnerSys ................................ 1,616 106,511
Generac Holdings, Inc.
(a)
..................... 2,511 673,701
Hubbell, Inc. ............................. 2,099 459,723
nVent Electric PLC ......................... 6,713 237,036
Plug Power, Inc.
(a) (b)
........................ 20,098 428,891
Regal Rexnord Corp. ....................... 2,675 359,252
Rockwell Automation, Inc. .................... 4,572 1,167,140
Sensata Technologies Holding PLC ............. 6,035 268,376
Shoals Technologies Group, Inc. , Class A
(a) (b)
....... 4,398 103,925
Sunrun, Inc.
(a)
............................ 8,008 261,782
Vertiv Holdings Co.
(b)
....................... 11,759 134,288
10,065,381
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A .................... 23,450 1,808,698
Arrow Electronics, Inc.
(a)
..................... 2,651 339,779
Avnet, Inc. .............................. 3,717 177,933
CDW Corp. .............................. 5,249 952,851
Cognex Corp. ............................ 6,837 348,550
Corning, Inc. ............................. 29,696 1,091,625
II-VI, Inc.
(a) (b)
............................. 4,954 260,779
IPG Photonics Corp.
(a)
...................... 1,408 150,065
Itron, Inc.
(a)
.............................. 1,767 103,193
Jabil, Inc. ............................... 5,472 324,708
Keysight Technologies, Inc.
(a)
.................. 7,160 1,164,216
Littelfuse, Inc. ............................ 969 270,225
National Instruments Corp. ................... 5,225 198,550
TD SYNNEX Corp. ......................... 1,596 160,270
TE Connectivity Ltd. ........................ 12,636 1,689,812
Teledyne Technologies, Inc.
(a)
.................. 1,817 711,174
Trimble, Inc.
(a)
............................ 9,770 678,331
Vontier Corp. ............................. 6,694 172,705
Zebra Technologies Corp. , Class A
(a)
............. 2,075 742,207
11,345,671
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. ......................... 36,540 938,713
Halliburton Co. ........................... 35,238 1,032,473
NOV, Inc. ............................... 15,292 284,584
Schlumberger NV ......................... 55,220 2,044,797
TechnipFMC PLC
(a)
........................ 16,605 134,334
4,434,901
a
Entertainment  —  1 .3%
Activision Blizzard, Inc. ...................... 30,596 2,446,150
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
...... 19,955 290,545
Electronic Arts, Inc. ........................ 11,045 1,449,435
Endeavor Group Holdings, Inc. , Class A
(a) (b)
........ 1,554 35,416
Liberty Media Corp.-Liberty Formula One , Class A
(a)
.. 916 56,783
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
................................ 8,033 544,396
Live Nation Entertainment, Inc.
(a)
............... 5,431 510,460
Madison Square Garden Sports Corp.
(a)
........... 689 105,954
Netflix, Inc.
(a)
............................. 17,423 3,918,433
Playtika Holding Corp.
(a)
..................... 3,982 48,859
Roblox Corp. , Class A
(a)
..................... 1,560 66,971
Roku, Inc.
(a) (b)
............................ 4,646 304,406
Take-Two Interactive Software, Inc.
(a)
............. 6,220 825,581
Walt Disney Co. (The)
(a)
..................... 71,306 7,565,567
Warner Bros Discovery, Inc.
(a)
................. 86,190 1,292,850
Security Shares Value
a
Entertainment (continued)
Warner Music Group Corp. , Class A ............. 4,388 $ 131,640
World Wrestling Entertainment, Inc. , Class A
(b)
...... 1,618 112,143
19,705,589
a
Equity Real Estate Investment Trusts (REITs)  —  3 .3%
Alexandria Real Estate Equities, Inc. ............. 5,803 962,021
American Campus Communities, Inc. ............ 5,474 357,562
American Homes 4 Rent , Class A ............... 11,503 435,734
American Tower Corp. ...................... 18,212 4,932,356
Americold Realty Trust, Inc. ................... 10,517 344,432
Apartment Income REIT Corp. ................. 6,189 280,609
AvalonBay Communities, Inc. ................. 5,499 1,176,456
Boston Properties, Inc. ...................... 5,526 503,750
Brixmor Property Group, Inc. .................. 11,804 273,617
Camden Property Trust ...................... 4,161 587,117
Corporate Office Properties Trust ............... 4,276 120,369
Cousins Properties, Inc. ..................... 5,882 181,460
Crown Castle, Inc. ......................... 17,003 3,071,762
CubeSmart .............................. 8,676 397,968
Digital Realty Trust, Inc. ..................... 11,215 1,485,427
Douglas Emmett, Inc. ....................... 6,605 156,142
Duke Realty Corp. ......................... 15,018 939,526
EastGroup Properties, Inc. ................... 1,643 280,197
Equinix, Inc. ............................. 3,555 2,501,796
Equity Commonwealth
(a)
..................... 4,305 120,755
Equity LifeStyle Properties, Inc. ................ 6,731 494,863
Equity Residential ......................... 13,451 1,054,424
Essex Property Trust, Inc. .................... 2,575 737,815
Extra Space Storage, Inc. .................... 5,271 998,960
Federal Realty OP LP ....................... 2,789 294,546
First Industrial Realty Trust, Inc. ................ 5,280 274,296
Gaming and Leisure Properties, Inc. ............. 9,149 475,657
Healthcare Realty Trust, Inc. .................. 14,758 387,397
Healthpeak Properties, Inc. ................... 20,954 578,959
Highwoods Properties, Inc. ................... 4,033 143,454
Host Hotels & Resorts, Inc. ................... 27,521 490,149
Hudson Pacific Properties, Inc. ................. 5,702 85,758
Invitation Homes, Inc. ....................... 23,842 930,553
Iron Mountain, Inc.
(b)
........................ 11,228 544,446
JBG SMITH Properties ...................... 4,283 108,960
Kilroy Realty Corp. ......................... 4,195 227,285
Kimco Realty Corp. ........................ 24,454 540,678
Lamar Advertising Co. , Class A ................ 3,472 350,880
Life Storage, Inc. .......................... 3,313 417,074
LXP Industrial Trust ........................ 11,017 120,856
Medical Properties Trust, Inc. .................. 23,114 398,485
Mid-America Apartment Communities, Inc. ......... 4,549 844,886
National Health Investors, Inc. ................. 1,732 112,303
National Retail Properties, Inc. ................. 6,817 324,557
National Storage Affiliates Trust ................ 3,173 174,007
Omega Healthcare Investors, Inc. ............... 9,245 286,595
Orion Office REIT, Inc. ...................... 2,152 23,543
Physicians Realty Trust ...................... 9,031 160,481
PotlatchDeltic Corp.
(b)
....................... 2,753 134,980
Prologis, Inc. ............................. 28,951 3,837,745
Public Storage ............................ 5,965 1,947,036
Rayonier, Inc. ............................ 5,592 211,098
Realty Income Corp. ........................ 23,501 1,738,839
Regency Centers Corp. ..................... 5,941 382,779
Rexford Industrial Realty, Inc. ................. 6,479 423,791
Sabra Health Care REIT, Inc. .................. 9,456 145,528
SBA Communications Corp. .................. 4,252 1,427,779
Simon Property Group, Inc. ................... 12,924 1,404,063
SL Green Realty Corp. ...................... 2,482 123,231
Spirit Realty Capital, Inc. ..................... 5,259 233,184

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
STAG Industrial, Inc. ....................... 6,790 $ 222,576
STORE Capital Corp. ....................... 9,856 286,021
Sun Communities, Inc. ...................... 4,750 778,810
UDR, Inc. ............................... 11,651 563,908
Ventas, Inc. ............................. 15,622 840,151
VICI Properties, Inc. ........................ 37,622 1,286,296
Vornado Realty Trust ....................... 6,287 191,062
Welltower, Inc. ............................ 17,734 1,531,154
Weyerhaeuser Co. ......................... 29,150 1,058,728
WP Carey, Inc. ........................... 7,516 671,179
50,130,861
a
Food & Staples Retailing  —  1 .4%
Albertsons Companies, Inc. , Class A ............. 4,296 115,347
BJ's Wholesale Club Holdings, Inc.
(a)
............. 5,191 351,431
Casey's General Stores, Inc. .................. 1,472 298,301
Costco Wholesale Corp. ..................... 17,353 9,393,179
Kroger Co. (The) .......................... 25,629 1,190,211
Performance Food Group Co.
(a) (b)
............... 6,083 302,386
Sprouts Farmers Market, Inc.
(a)
................. 4,545 125,624
Sysco Corp. ............................. 19,903 1,689,765
U.S. Foods Holding Corp.
(a)
................... 8,780 276,570
Walgreens Boots Alliance, Inc. ................. 28,291 1,120,889
Walmart, Inc. ............................. 54,962 7,257,732
22,121,435
a
Food Products  —  1 .1%
Archer-Daniels-Midland Co. ................... 21,982 1,819,450
Beyond Meat, Inc.
(a) (b)
....................... 2,334 74,665
Bunge Ltd. .............................. 5,926 547,148
Campbell Soup Co. ........................ 7,983 393,961
Conagra Brands, Inc. ....................... 18,900 646,569
Darling Ingredients, Inc.
(a)
.................... 6,259 433,624
Flowers Foods, Inc. ........................ 8,009 227,536
Freshpet, Inc.
(a) (b)
.......................... 1,926 102,925
General Mills, Inc. ......................... 23,527 1,759,584
Hain Celestial Group, Inc. (The)
(a)
............... 3,345 76,099
Hershey Co. (The) ......................... 5,716 1,303,019
Hormel Foods Corp. ........................ 10,989 542,197
Ingredion, Inc. ............................ 2,642 240,369
JM Smucker Co. (The) ...................... 4,189 554,288
Kellogg Co. .............................. 9,847 727,890
Kraft Heinz Co. (The) ....................... 27,955 1,029,583
Lamb Weston Holdings, Inc. .................. 5,554 442,432
Lancaster Colony Corp. ..................... 740 97,961
McCormick & Co., Inc. , NVS .................. 9,824 858,126
Mondelez International, Inc. , Class A ............. 54,175 3,469,367
Pilgrim's Pride Corp.
(a)
...................... 2,045 64,152
Post Holdings, Inc.
(a)
........................ 2,137 185,791
Seaboard Corp. ........................... 10 40,606
Tyson Foods, Inc. , Class A ................... 11,460 1,008,595
16,645,937
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ........................ 5,458 662,547
National Fuel Gas Co. ...................... 3,493 252,683
New Jersey Resources Corp. .................. 3,590 165,822
ONE Gas, Inc. ............................ 2,064 175,316
Southwest Gas Holdings, Inc. ................. 2,575 223,922
Spire, Inc. ............................... 2,032 152,888
UGI Corp. ............................... 8,025 346,359
1,979,537
a
Security Shares Value
a
Health Care Equipment & Supplies  —  2 .6%
Abbott Laboratories ........................ 68,532 $ 7,459,023
ABIOMED, Inc.
(a)
.......................... 1,774 519,800
Align Technology, Inc.
(a)
...................... 2,856 802,450
Baxter International, Inc. ..................... 19,671 1,153,901
Becton Dickinson and Co. .................... 11,152 2,724,545
Boston Scientific Corp.
(a)
..................... 55,849 2,292,601
Cooper Companies, Inc. (The) ................. 1,911 624,897
Dentsply Sirona, Inc. ....................... 8,682 313,941
Dexcom, Inc.
(a)
........................... 15,333 1,258,533
Edwards Lifesciences Corp.
(a)
................. 24,383 2,451,467
Embecta Corp.
(a)
.......................... 2,220 65,335
Enovis Corp.
(a)
............................ 1,907 113,886
Envista Holdings Corp.
(a)
..................... 6,267 254,754
Globus Medical, Inc. , Class A
(a)
................ 3,091 181,411
Haemonetics Corp.
(a) (b)
...................... 1,976 137,312
Hologic, Inc.
(a)
............................ 9,820 700,952
ICU Medical, Inc.
(a)
......................... 763 135,181
IDEXX Laboratories, Inc.
(a)
.................... 3,308 1,320,487
Insulet Corp.
(a)
............................ 2,740 678,972
Integra LifeSciences Holdings Corp.
(a)
............ 2,803 154,277
Intuitive Surgical, Inc.
(a)
...................... 14,024 3,227,904
Masimo Corp.
(a)
........................... 2,042 295,232
Medtronic PLC ........................... 52,569 4,863,684
Neogen Corp.
(a)
........................... 4,020 92,983
Novocure Ltd.
(a) (b)
.......................... 3,424 232,798
NuVasive, Inc.
(a)
........................... 1,995 104,777
Omnicell, Inc.
(a)
........................... 1,688 185,883
Penumbra, Inc.
(a)
.......................... 1,348 187,884
QuidelOrtho Corp.
(a)
........................ 1,951 199,080
ResMed, Inc. ............................ 5,722 1,376,255
Shockwave Medical, Inc.
(a)
.................... 1,435 302,685
STAAR Surgical Co.
(a)
....................... 1,843 148,730
STERIS PLC ............................. 3,927 886,127
Stryker Corp. ............................ 13,220 2,838,995
Tandem Diabetes Care, Inc.
(a)
................. 2,421 160,294
Teleflex, Inc. ............................. 1,828 439,561
Zimmer Biomet Holdings, Inc. ................. 8,251 910,828
Zimvie, Inc.
(a)
............................. 809 15,711
39,813,136
a
Health Care Providers & Services  —  3 .2%
1Life Healthcare, Inc.
(a)
...................... 6,571 111,313
Acadia Healthcare Co., Inc.
(a)
.................. 3,543 293,750
agilon health, Inc.
(a)
........................ 1,824 45,655
Amedisys, Inc.
(a)
.......................... 1,282 153,648
AmerisourceBergen Corp. .................... 5,940 866,824
Cardinal Health, Inc. ........................ 10,792 642,772
Centene Corp.
(a)
.......................... 22,851 2,124,457
Chemed Corp. ............................ 605 291,059
Cigna Corp. ............................. 12,449 3,427,957
Covetrus, Inc.
(a)
........................... 3,750 77,888
CVS Health Corp. ......................... 51,385 4,916,517
DaVita, Inc.
(a)
............................. 2,401 202,068
Elevance Health, Inc. ....................... 9,435 4,501,438
Encompass Health Corp. .................... 3,997 202,328
Enhabit, Inc.
(a)
............................ 1,998 34,985
Guardant Health, Inc.
(a) (b)
..................... 3,938 197,569
HCA Healthcare, Inc. ....................... 8,890 1,888,414
HealthEquity, Inc.
(a)
......................... 3,230 187,889
Henry Schein, Inc.
(a)
........................ 5,391 424,973
Humana, Inc. ............................ 4,943 2,382,526
Invitae Corp.
(a) (b)
........................... 7,771 14,765
Laboratory Corp. of America Holdings ............ 3,627 950,963
LHC Group, Inc.
(a)
......................... 1,256 204,803
McKesson Corp. .......................... 5,678 1,939,491

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a)
..................... 2,273 $ 744,908
Oak Street Health, Inc.
(a) (b)
.................... 5,430 157,199
Premier, Inc. , Class A ....................... 4,751 182,723
Quest Diagnostics, Inc. ...................... 4,636 633,139
R1 RCM, Inc.
(a) (b)
.......................... 5,205 130,125
Signify Health, Inc. , Class A
(a) (b)
................ 1,156 19,779
Tenet Healthcare Corp.
(a)
..................... 4,104 271,356
UnitedHealth Group, Inc. ..................... 36,730 19,920,148
Universal Health Services, Inc. , Class B .......... 2,621 294,784
48,438,213
a
Health Care Technology  —  0 .1%
American Well Corp. , Class A
(a)
................ 6,981 27,226
Doximity, Inc. , Class A
(a) (b)
.................... 3,610 152,775
GoodRx Holdings, Inc. , Class A
(a)
............... 2,470 15,388
Teladoc Health, Inc.
(a)
....................... 6,194 228,249
Veeva Systems, Inc. , Class A
(a)
................ 5,462 1,221,194
1,644,832
a
Hotels, Restaurants & Leisure  —  2 .0%
Airbnb, Inc. , Class A
(a)
....................... 14,934 1,657,375
Aramark ................................ 10,034 335,136
Booking Holdings, Inc.
(a)
..................... 1,588 3,073,876
Boyd Gaming Corp. ........................ 3,146 174,634
Caesars Entertainment, Inc.
(a)
................. 8,300 379,227
Carnival Corp.
(a)
........................... 38,216 346,237
Chipotle Mexican Grill, Inc.
(a)
.................. 1,100 1,720,642
Choice Hotels International, Inc. ................ 1,277 154,351
Churchill Downs, Inc. ....................... 1,311 275,048
Cracker Barrel Old Country Store, Inc. ............ 937 89,081
Darden Restaurants, Inc. .................... 4,939 614,856
Domino's Pizza, Inc. ........................ 1,431 561,109
DraftKings, Inc. , Class A
(a) (b)
................... 13,510 185,492
Dutch Bros, Inc. , Class A
(a) (b)
.................. 926 34,716
Expedia Group, Inc.
(a)
....................... 5,853 620,711
Hilton Worldwide Holdings, Inc. ................ 10,949 1,402,238
Hyatt Hotels Corp. , Class A
(a)
.................. 2,068 171,127
Las Vegas Sands Corp.
(a)
.................... 13,422 505,875
Light & Wonder, Inc.
(a)
....................... 3,737 190,363
Marriott International, Inc. , Class A .............. 10,780 1,712,080
Marriott Vacations Worldwide Corp. .............. 1,635 223,864
McDonald's Corp. ......................... 28,954 7,625,615
MGM Resorts International ................... 13,814 452,132
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.......... 16,239 197,304
Penn National Gaming, Inc.
(a)
.................. 6,439 222,467
Planet Fitness, Inc. , Class A
(a)
................. 3,239 255,266
Royal Caribbean Cruises Ltd.
(a)
................ 8,638 334,377
Starbucks Corp. ........................... 44,810 3,798,992
Texas Roadhouse, Inc. ...................... 2,755 240,291
Vail Resorts, Inc. .......................... 1,548 367,077
Wendy's Co. (The) ......................... 6,528 137,284
Wyndham Hotels & Resorts, Inc. ............... 3,624 251,542
Wynn Resorts Ltd.
(a) (b)
....................... 4,090 259,633
Yum! Brands, Inc. ......................... 11,259 1,379,678
29,949,696
a
Household Durables  —  0 .3%
Cricut, Inc. , Class A
(a) (b)
...................... 952 6,417
DR Horton, Inc. ........................... 12,469 972,956
Garmin Ltd. .............................. 5,928 578,691
Helen of Troy Ltd.
(a)
........................ 954 127,636
Leggett & Platt, Inc. ........................ 5,349 212,034
Lennar Corp. , Class A ....................... 10,181 865,385
Lennar Corp. , Class B ...................... 646 43,851
Mohawk Industries, Inc.
(a)
.................... 2,010 258,245
Security Shares Value
a
Household Durables (continued)
Newell Brands, Inc. ........................ 14,664 $ 296,360
NVR, Inc.
(a)
.............................. 122 535,958
PulteGroup, Inc. .......................... 9,282 404,881
Tempur Sealy International, Inc. ................ 6,857 188,430
Toll Brothers, Inc. .......................... 4,374 215,113
TopBuild Corp.
(a)
.......................... 1,282 271,425
Whirlpool Corp. ........................... 2,266 391,723
5,369,105
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. .................... 9,450 831,316
Clorox Co. (The) .......................... 4,773 677,002
Colgate-Palmolive Co. ...................... 32,788 2,581,727
Energizer Holdings, Inc. ..................... 2,315 68,362
Kimberly-Clark Corp. ....................... 13,197 1,739,233
Procter & Gamble Co. (The) .................. 93,936 13,048,650
Reynolds Consumer Products, Inc. .............. 2,348 68,233
19,014,523
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) .......................... 25,821 573,742
Clearway Energy, Inc. , Class A ................. 1,348 46,546
Clearway Energy, Inc. , Class C ................ 3,177 119,265
Vistra Corp. ............................. 16,869 436,064
1,175,617
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................. 22,248 3,186,804
General Electric Co. ........................ 43,059 3,182,491
Honeywell International, Inc. .................. 26,653 5,129,636
11,498,931
a
Insurance  —  2 .2%
Aflac, Inc. ............................... 23,315 1,335,949
Alleghany Corp.
(a)
.......................... 534 447,214
Allstate Corp. (The) ........................ 10,744 1,256,726
American Financial Group, Inc. ................ 2,573 343,959
American International Group, Inc. .............. 30,949 1,602,230
Aon PLC , Class A ......................... 8,298 2,415,050
Arch Capital Group Ltd.
(a)
.................... 14,982 665,201
Arthur J Gallagher & Co. ..................... 8,207 1,468,971
Assurant, Inc. ............................ 2,212 388,825
Axis Capital Holdings Ltd. .................... 2,893 146,068
Brighthouse Financial, Inc.
(a)
.................. 3,047 132,301
Brown & Brown, Inc. ........................ 9,081 591,173
Chubb Ltd. .............................. 16,552 3,122,369
Cincinnati Financial Corp. .................... 5,877 572,067
CNA Financial Corp. ........................ 1,058 44,880
Enstar Group Ltd.
(a)
........................ 503 99,554
Erie Indemnity Co. , Class A , NVS ............... 991 201,530
Everest Re Group Ltd. ...................... 1,513 395,422
Fidelity National Financial, Inc. ................. 11,090 443,156
First American Financial Corp. ................. 4,154 240,932
Globe Life, Inc. ........................... 3,586 361,218
Hanover Insurance Group, Inc. (The) ............ 1,422 194,060
Hartford Financial Services Group, Inc. (The) ....... 12,961 835,596
Kemper Corp. ............................ 2,347 109,840
Lincoln National Corp. ...................... 6,586 338,125
Loews Corp. ............................. 7,639 444,972
Markel Corp.
(a)
............................ 535 693,970
Marsh & McLennan Companies, Inc. ............. 19,683 3,227,225
Mercury General Corp. ...................... 1,056 44,278
MetLife, Inc. ............................. 27,004 1,708,003
Old Republic International Corp. ................ 10,869 252,922
Primerica, Inc. ............................ 1,572 202,301

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Principal Financial Group, Inc. ................. 9,182 $ 614,643
Progressive Corp. (The) ..................... 22,874 2,631,882
Prudential Financial, Inc. ..................... 14,666 1,466,453
Reinsurance Group of America, Inc. ............. 2,667 308,785
RenaissanceRe Holdings Ltd. ................. 1,712 221,379
RLI Corp. ............................... 1,489 163,760
Ryan Specialty Holdings, Inc.
(a)
................ 2,250 97,290
Selective Insurance Group, Inc. ................ 2,353 183,205
Travelers Companies, Inc. (The) ................ 9,396 1,491,145
Unum Group ............................. 8,086 260,288
W R Berkley Corp. ......................... 8,235 514,934
White Mountains Insurance Group Ltd. ........... 113 140,056
Willis Towers Watson PLC .................... 4,357 901,638
33,321,545
a
Interactive Media & Services  —  4 .6%
Alphabet, Inc. , Class A
(a)
..................... 235,504 27,393,825
Alphabet, Inc. , Class C , NVS
(a)
................. 215,934 25,186,542
Angi, Inc.
(a) (b)
............................. 2,941 15,293
Bumble, Inc. , Class A
(a)
...................... 2,690 102,005
Cargurus, Inc.
(a)
........................... 3,402 82,635
IAC/InterActiveCorp.
(a)
...................... 3,279 224,611
Match Group, Inc.
(a)
........................ 11,159 818,066
Meta Platforms, Inc. , Class A
(a)
................. 89,793 14,286,066
Pinterest, Inc. , Class A
(a)
..................... 22,259 433,605
Snap, Inc. , Class A , NVS
(a)
................... 42,160 416,541
TripAdvisor, Inc.
(a)
......................... 3,793 72,105
Twitter, Inc.
(a)
............................. 29,800 1,239,978
Vimeo, Inc.
(a) (b)
............................ 6,110 33,972
Ziff Davis, Inc.
(a) (b)
.......................... 1,875 153,544
ZoomInfo Technologies, Inc.
(a) (b)
................ 11,691 442,972
70,901,760
a
Internet & Direct Marketing Retail  —  3 .2%
Amazon.com, Inc.
(a) (b)
....................... 342,570 46,229,822
Chewy, Inc. , Class A
(a) (b)
..................... 3,670 142,433
ContextLogic, Inc. , Class A
(a) (b)
................. 12,579 18,869
DoorDash, Inc. , Class A
(a)
.................... 6,519 454,700
eBay, Inc. ............................... 21,872 1,063,635
Etsy, Inc.
(a) (b)
............................. 4,922 510,510
Qurate Retail, Inc. , Series A ................... 14,574 39,787
Stitch Fix, Inc. , Class A
(a) (b)
.................... 2,793 16,674
Wayfair, Inc. , Class A
(a) (b)
..................... 3,006 162,053
48,638,483
a
IT Services  —  4 .5%
Accenture PLC , Class A ..................... 24,795 7,593,717
Affirm Holdings, Inc.
(a) (b)
...................... 6,322 169,682
Akamai Technologies, Inc.
(a)
................... 6,259 602,241
Amdocs Ltd. ............................. 4,784 416,495
Automatic Data Processing, Inc. ................ 16,364 3,945,688
Block, Inc., Class A
(a) (b)
...................... 19,744 1,501,729
Broadridge Financial Solutions, Inc. ............. 4,619 741,580
Cloudflare, Inc. , Class A
(a)
.................... 11,125 559,810
Cognizant Technology Solutions Corp. , Class A ...... 20,436 1,388,831
Concentrix Corp. .......................... 1,693 226,456
DXC Technology Co.
(a)
...................... 9,361 295,808
EPAM Systems, Inc.
(a)
....................... 2,247 784,765
Euronet Worldwide, Inc.
(a)
.................... 2,032 199,685
Fastly, Inc. , Class A
(a) (b)
...................... 4,123 46,878
Fidelity National Information Services, Inc. ......... 23,909 2,442,543
Fiserv, Inc.
(a)
............................. 22,727 2,401,789
FleetCor Technologies, Inc.
(a)
.................. 3,021 664,892
Gartner, Inc.
(a)
............................ 3,183 845,023
Genpact Ltd. ............................. 6,713 322,761
Security Shares Value
a
IT Services (continued)
Global Payments, Inc. ...................... 11,091 $ 1,356,651
GoDaddy, Inc. , Class A
(a)
..................... 6,319 468,743
International Business Machines Corp. ........... 35,254 4,610,871
Jack Henry & Associates, Inc. ................. 2,826 587,158
Kyndryl Holdings, Inc.
(a)
...................... 6,943 72,693
Marqeta, Inc. , Class A
(a)
..................... 14,202 136,197
Mastercard, Inc. , Class A ..................... 33,622 11,895,127
Maximus, Inc. ............................ 2,509 167,727
MongoDB, Inc.
(a) (b)
......................... 2,662 831,795
Okta, Inc., Class A
(a) (b)
....................... 5,823 573,274
Paychex, Inc. ............................ 12,571 1,612,608
PayPal Holdings, Inc.
(a)
...................... 45,254 3,915,829
Shift4 Payments, Inc. , Class A
(a) (b)
............... 2,136 77,814
Snowflake, Inc. , Class A
(a) (b)
................... 9,464 1,418,748
SolarWinds Corp. ......................... 1,296 13,880
Squarespace, Inc. , Class A
(a) (b)
................. 1,075 22,865
SS&C Technologies Holdings, Inc. .............. 8,575 507,383
TaskUS, Inc. , Class A
(a) (b)
..................... 1,057 22,229
Thoughtworks Holding, Inc.
(a)
.................. 1,425 22,315
Toast, Inc. , Class A
(a)
....................... 9,521 152,146
Twilio, Inc. , Class A
(a)
....................... 6,715 569,432
VeriSign, Inc.
(a)
........................... 3,787 716,349
Visa, Inc. , Class A ......................... 64,435 13,667,308
Western Union Co. (The) .................... 15,534 264,389
WEX, Inc.
(a)
.............................. 1,737 288,707
69,122,611
a
Leisure Products  —  0 .1%
Brunswick Corp. .......................... 3,053 244,606
Callaway Golf Co.
(a)
........................ 4,554 104,514
Hasbro, Inc. ............................. 5,177 407,534
Mattel, Inc.
(a)
............................. 13,770 319,464
Peloton Interactive, Inc. , Class A
(a)
.............. 11,567 109,771
Polaris, Inc. .............................. 2,155 252,738
YETI Holdings, Inc.
(a)
....................... 3,401 172,669
1,611,296
a
Life Sciences Tools & Services  —  1 .9%
10X Genomics, Inc. , Class A
(a)
................. 3,520 141,328
Agilent Technologies, Inc. .................... 11,790 1,581,039
Avantor, Inc.
(a)
............................ 24,096 699,266
Azenta, Inc. ............................. 2,886 196,998
Berkeley Lights, Inc.
(a)
....................... 1,610 7,229
Bio-Rad Laboratories, Inc. , Class A
(a)
............. 855 481,587
Bio-Techne Corp. .......................... 1,537 592,175
Bruker Corp. ............................. 3,945 270,430
Charles River Laboratories International, Inc.
(a)
...... 2,018 505,590
Danaher Corp. ........................... 25,336 7,384,684
Illumina, Inc.
(a)
............................ 6,138 1,329,982
IQVIA Holdings, Inc.
(a)
....................... 7,453 1,790,732
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
..... 4,240 110,622
Medpace Holdings, Inc.
(a)
.................... 1,112 188,517
Mettler-Toledo International, Inc.
(a)
.............. 885 1,194,511
NeoGenomics, Inc.
(a)
....................... 4,773 48,303
Pacific Biosciences of California, Inc.
(a) (b)
.......... 8,553 37,377
PerkinElmer, Inc. .......................... 4,891 749,154
Repligen Corp.
(a)
.......................... 2,053 438,028
Sotera Health Co.
(a)
........................ 3,847 73,862
Syneos Health, Inc.
(a)
....................... 3,968 314,027
Thermo Fisher Scientific, Inc. .................. 15,314 9,164,051
Waters Corp.
(a)
........................... 2,385 868,212
West Pharmaceutical Services, Inc. ............. 2,876 988,079
29,155,783
a

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery  —  1 .7%
AGCO Corp. ............................. 2,389 $ 260,210
Allison Transmission Holdings, Inc. .............. 3,903 163,419
Caterpillar, Inc. ........................... 20,917 4,146,795
Chart Industries, Inc.
(a) (b)
..................... 1,392 271,565
Crane Holdings Co. ........................ 1,992 197,069
Cummins, Inc. ............................ 5,506 1,218,533
Deere & Co. ............................. 10,925 3,749,241
Donaldson Co., Inc. ........................ 4,755 258,720
Dover Corp. ............................. 5,584 746,469
Esab Corp. .............................. 1,676 69,085
Flowserve Corp. .......................... 5,265 178,168
Fortive Corp. ............................. 13,933 897,982
Gates Industrial Corp. PLC
(a)
.................. 3,690 45,387
Graco, Inc. .............................. 6,691 449,368
IDEX Corp. .............................. 2,998 625,832
Illinois Tool Works, Inc. ...................... 11,069 2,299,695
Ingersoll Rand, Inc.
(b)
....................... 15,751 784,400
ITT, Inc. ................................ 3,414 256,152
Lincoln Electric Holdings, Inc. ................. 2,301 325,453
Middleby Corp. (The)
(a)
...................... 2,214 320,344
Nikola Corp.
(a) (b)
........................... 7,896 49,113
Nordson Corp. ............................ 2,073 478,842
Oshkosh Corp. ........................... 2,651 228,251
Otis Worldwide Corp. ....................... 16,590 1,296,840
PACCAR, Inc. ............................ 13,644 1,248,699
Parker-Hannifin Corp. ....................... 5,015 1,449,786
Pentair PLC ............................. 6,450 315,340
RBC Bearings, Inc.
(a) (b)
...................... 1,103 260,308
Snap-on, Inc. ............................ 2,112 473,194
Stanley Black & Decker, Inc. .................. 5,899 574,150
Timken Co. (The) .......................... 2,615 170,969
Toro Co. (The) ............................ 4,000 343,960
Westinghouse Air Brake Technologies Corp. ........ 7,185 671,582
Xylem, Inc. .............................. 6,996 643,842
25,468,763
a
Marine  —  0 .0%
Kirby Corp.
(a)
............................. 2,376 150,733
a
Media  —  0 .9%
Altice USA, Inc. , Class A
(a)
.................... 9,080 95,431
Cable One, Inc. ........................... 190 261,569
Charter Communications, Inc. , Class A
(a)
.......... 4,525 1,955,252
Comcast Corp. , Class A ..................... 175,004 6,566,150
DISH Network Corp. , Class A
(a)
................ 9,805 170,313
Fox Corp. , Class A , NVS ..................... 12,167 402,849
Fox Corp. , Class B ......................... 5,556 171,681
Interpublic Group of Companies, Inc. (The) ........ 15,280 456,414
Liberty Broadband Corp. , Class A
(a)
.............. 916 98,864
Liberty Broadband Corp. , Class C , NVS
(a)
......... 5,109 556,523
Liberty Media Corp.-Liberty SiriusXM , Class A
(a) (b)
.... 3,332 132,780
Liberty Media Corp.-Liberty SiriusXM , Class C , NVS
(a)
. 6,213 247,402
New York Times Co. (The) , Class A .............. 6,499 207,643
News Corp. , Class A , NVS ................... 15,353 263,151
News Corp. , Class B
(b)
...................... 4,630 80,006
Nexstar Media Group, Inc. , Class A .............. 1,577 297,059
Omnicom Group, Inc. ....................... 8,061 562,980
Paramount Global , Class A ................... 441 11,925
Paramount Global , Class B , NVS ............... 24,031 568,333
Sirius XM Holdings, Inc.
(b)
.................... 36,214 241,909
TEGNA, Inc. ............................. 8,408 176,064
13,524,298
a
Security Shares Value
a
Metals & Mining  —  0 .5%
Alcoa Corp. .............................. 7,265 $ 369,716
Cleveland-Cliffs, Inc.
(a) (b)
..................... 18,627 329,884
Commercial Metals Co. ...................... 4,576 181,301
Freeport-McMoRan, Inc. ..................... 56,617 1,786,266
MP Materials Corp.
(a)
....................... 2,900 97,353
Newmont Corp. ........................... 31,064 1,406,578
Nucor Corp. ............................. 10,395 1,411,641
Reliance Steel & Aluminum Co. ................ 2,412 458,883
Royal Gold, Inc. ........................... 2,589 271,250
Steel Dynamics, Inc. ........................ 7,003 545,394
United States Steel Corp. .................... 10,023 237,044
7,095,310
a
Mortgage Real Estate Investment  —  0 .1%
AGNC Investment Corp. ..................... 20,409 257,357
Annaly Capital Management, Inc. ............... 60,745 417,926
Blackstone Mortgage Trust, Inc. , Class A .......... 6,483 200,778
Rithm Capital Corp. ........................ 18,392 200,657
Starwood Property Trust, Inc. .................. 11,943 282,094
1,358,812
a
Multiline Retail  —  0 .4%
Dollar General Corp. ....................... 8,939 2,220,716
Dollar Tree, Inc.
(a)
.......................... 8,812 1,457,152
Kohl's Corp. ............................. 5,022 146,341
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
........... 2,197 129,513
Target Corp. ............................. 18,064 2,951,297
6,905,019
a
Multi-Utilities  —  0 .8%
Ameren Corp. ............................ 10,151 945,261
Avista Corp. ............................. 2,714 114,694
Black Hills Corp. .......................... 2,612 201,646
CenterPoint Energy, Inc. ..................... 24,383 772,697
CMS Energy Corp. ......................... 11,262 774,037
Consolidated Edison, Inc. .................... 13,898 1,379,655
Dominion Energy, Inc. ....................... 31,779 2,605,242
DTE Energy Co. .......................... 7,589 988,847
NiSource, Inc. ............................ 15,854 481,962
NorthWestern Corp. ........................ 2,076 115,114
Public Service Enterprise Group, Inc. ............ 19,654 1,290,678
Sempra Energy ........................... 12,277 2,035,527
WEC Energy Group, Inc. ..................... 12,414 1,288,697
12,994,057
a
Oil, Gas & Consumable Fuels  —  3 .9%
APA Corp. .............................. 13,212 491,090
Cheniere Energy, Inc. ....................... 9,281 1,388,252
Chevron Corp. ............................ 76,956 12,603,854
ConocoPhillips ........................... 50,690 4,938,727
Continental Resources, Inc. ................... 2,353 162,098
Coterra Energy, Inc. ........................ 31,638 967,806
Devon Energy Corp. ........................ 23,979 1,507,080
Diamondback Energy, Inc. .................... 6,517 834,306
DT Midstream, Inc. ......................... 3,812 209,774
EOG Resources, Inc. ....................... 22,916 2,548,718
EQT Corp. .............................. 11,721 516,076
Equitrans Midstream Corp. ................... 16,210 127,249
Exxon Mobil Corp. ......................... 164,925 15,986,180
Hess Corp. .............................. 10,822 1,217,150
HF Sinclair Corp. .......................... 5,737 274,343
Kinder Morgan, Inc. ........................ 76,602 1,378,070
Marathon Oil Corp. ......................... 27,648 685,670
Marathon Petroleum Corp. ................... 21,134 1,937,143
New Fortress Energy, Inc. .................... 1,609 78,793

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
(b)
.................. 34,782 $ 2,286,917
ONEOK, Inc. ............................. 17,492 1,044,972
Ovintiv, Inc. .............................. 10,059 513,914
Phillips 66 ............................... 18,795 1,672,755
Pioneer Natural Resources Co. ................ 8,821 2,090,136
Targa Resources Corp. ...................... 8,984 620,884
Texas Pacific Land Corp. ..................... 240 440,124
Valero Energy Corp. ........................ 16,164 1,790,486
Williams Companies, Inc. (The) ................ 47,584 1,622,139
59,934,706
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ...................... 3,417 217,424
Sylvamo Corp. ........................... 1,371 53,798
271,222
a
Personal Products  —  0 .2%
Coty, Inc. , Class A
(a)
........................ 13,920 101,894
Estee Lauder Companies, Inc. (The) , Class A ....... 9,077 2,478,929
Herbalife Nutrition Ltd.
(a) (b)
.................... 3,955 96,541
Olaplex Holdings, Inc.
(a) (b)
.................... 2,778 47,782
2,725,146
a
Pharmaceuticals  —  4 .0%
Bristol-Myers Squibb Co. ..................... 83,358 6,150,153
Catalent, Inc.
(a)
........................... 6,977 789,099
Elanco Animal Health, Inc.
(a)
................... 18,214 369,016
Eli Lilly & Co. ............................ 30,898 10,186,762
Jazz Pharmaceuticals PLC
(a)
.................. 2,469 385,312
Johnson & Johnson ........................ 103,022 17,979,399
Merck & Co., Inc. .......................... 98,945 8,839,746
Nektar Therapeutics
(a)
....................... 7,218 28,583
Organon & Co. ........................... 9,994 317,010
Perrigo Co. PLC .......................... 5,388 225,596
Pfizer, Inc. .............................. 219,759 11,100,027
Royalty Pharma PLC , Class A ................. 14,142 615,036
Viatris, Inc. .............................. 47,735 462,552
Zoetis, Inc. .............................. 18,428 3,364,031
60,812,322
a
Professional Services  —  0 .6%
Alight, Inc. , Class A
(a) (b)
...................... 9,472 71,419
ASGN, Inc.
(a)
............................. 2,045 212,189
Booz Allen Hamilton Holding Corp. .............. 5,258 504,663
CACI International, Inc. , Class A
(a) (b)
............. 916 276,898
Clarivate PLC
(a)
........................... 15,528 225,001
CoStar Group, Inc.
(a)
........................ 15,566 1,129,936
Dun & Bradstreet Holdings, Inc.
(a)
............... 6,215 97,948
Equifax, Inc. ............................. 4,810 1,004,857
FTI Consulting, Inc.
(a) (b)
...................... 1,354 221,460
Insperity, Inc. ............................. 1,408 154,514
Jacobs Engineering Group, Inc. ................ 5,064 695,287
KBR, Inc. ............................... 5,435 289,305
Leidos Holdings, Inc. ....................... 5,338 571,166
ManpowerGroup, Inc. ....................... 2,108 165,288
Nielsen Holdings PLC ....................... 13,820 330,989
Robert Half International, Inc. .................. 4,316 341,568
Science Applications International Corp. .......... 2,150 208,271
TransUnion .............................. 7,518 595,651
TriNet Group, Inc.
(a)
........................ 1,487 122,678
Upwork, Inc.
(a)
............................ 4,666 86,601
Verisk Analytics, Inc. ........................ 6,170 1,173,842
8,479,531
a
Security Shares Value
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
.................. 12,770 $ 1,093,367
Compass, Inc. , Class A
(a)
..................... 1,414 5,402
Howard Hughes Corp. (The)
(a) (b)
................ 1,687 119,591
Jones Lang LaSalle, Inc.
(a)
.................... 1,970 375,620
Opendoor Technologies, Inc.
(a)
................. 14,808 72,707
Redfin Corp.
(a) (b)
........................... 4,081 35,505
Zillow Group, Inc. , Class A
(a)
.................. 1,477 51,695
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 6,578 229,441
1,983,328
a
Road & Rail  —  1 .0%
AMERCO ............................... 395 212,147
CSX Corp. .............................. 84,942 2,746,175
Hertz Global Holdings, Inc.
(a) (b)
................. 2,192 46,953
JB Hunt Transport Services, Inc. ............... 3,257 596,910
Knight-Swift Transportation Holdings, Inc. ......... 6,454 354,647
Landstar System, Inc. ....................... 1,491 233,461
Lyft, Inc. , Class A
(a)
......................... 11,725 162,508
Norfolk Southern Corp. ...................... 9,340 2,345,928
Old Dominion Freight Line, Inc. ................ 3,586 1,088,387
Saia, Inc.
(a)
.............................. 1,026 244,034
TuSimple Holdings, Inc. , Class A
(a)
.............. 1,296 12,908
Uber Technologies, Inc.
(a)
.................... 65,973 1,547,067
Union Pacific Corp. ........................ 24,603 5,592,262
XPO Logistics, Inc.
(a)
....................... 3,819 228,147
15,411,534
a
Semiconductors & Semiconductor Equipment  —  5 .3%
Advanced Micro Devices, Inc.
(a)
................ 63,473 5,996,294
Allegro MicroSystems, Inc.
(a)
.................. 2,138 53,087
Amkor Technology, Inc.
(b)
..................... 3,894 78,542
Analog Devices, Inc. ........................ 20,463 3,518,818
Applied Materials, Inc. ...................... 34,611 3,668,074
Broadcom, Inc. ........................... 15,979 8,556,435
Cirrus Logic, Inc.
(a)
......................... 2,258 192,969
Enphase Energy, Inc.
(a)
...................... 5,308 1,508,427
Entegris, Inc. ............................. 5,825 640,168
First Solar, Inc.
(a)
.......................... 3,842 381,011
GlobalFoundries, Inc.
(a) (b)
..................... 2,071 106,615
Intel Corp. .............................. 160,133 5,814,429
KLA Corp. ............................... 5,850 2,243,709
Lam Research Corp. ....................... 5,434 2,719,771
Lattice Semiconductor Corp.
(a)
................. 5,302 326,073
Marvell Technology, Inc. ..................... 33,233 1,850,413
Microchip Technology, Inc. .................... 21,759 1,498,325
Micron Technology, Inc. ...................... 43,779 2,708,169
MKS Instruments, Inc. ...................... 2,197 259,685
Monolithic Power Systems, Inc. ................ 1,712 795,601
NVIDIA Corp. ............................ 98,035 17,806,097
NXP Semiconductors NV .................... 10,257 1,886,057
ON Semiconductor Corp.
(a)
................... 17,098 1,141,804
Power Integrations, Inc. ..................... 2,375 201,899
Qorvo, Inc.
(a)
............................. 4,191 436,157
QUALCOMM, Inc. ......................... 43,800 6,353,628
Semtech Corp.
(a)
.......................... 2,533 157,882
Silicon Laboratories, Inc.
(a)
.................... 1,488 219,450
Skyworks Solutions, Inc. ..................... 6,421 699,119
SolarEdge Technologies, Inc.
(a) (b)
............... 2,164 779,321
Teradyne, Inc. ............................ 6,373 642,972
Texas Instruments, Inc. ...................... 36,111 6,459,897
Universal Display Corp. ..................... 1,695 195,705
Wolfspeed, Inc.
(a) (b)
......................... 4,814 401,006
80,297,609
a

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software  —  9 .4%
ACI Worldwide, Inc.
(a)
....................... 4,583 $ 130,753
Adobe, Inc.
(a)
............................. 18,498 7,586,400
Alteryx, Inc. , Class A
(a)
...................... 2,326 112,648
ANSYS, Inc.
(a)
............................ 3,393 946,613
Appian Corp.
(a)
........................... 1,539 74,688
AppLovin Corp. , Class A
(a) (b)
................... 1,378 48,974
Asana, Inc. , Class A
(a)
....................... 3,035 58,636
Aspen Technology, Inc.
(a)
..................... 1,080 220,417
Autodesk, Inc.
(a)
........................... 8,551 1,849,752
Avalara, Inc.
(a)
............................ 3,499 305,883
Bentley Systems, Inc. , Class B
(b)
................ 7,137 282,625
Bill.com Holdings, Inc.
(a) (b)
.................... 3,616 488,449
Black Knight, Inc.
(a)
......................... 6,014 395,000
Blackbaud, Inc.
(a)
.......................... 1,825 111,909
Blackline, Inc.
(a)
........................... 2,065 130,549
Cadence Design Systems, Inc.
(a)
............... 10,841 2,017,293
CCC Intelligent Solutions Holdings, Inc.
(a)
.......... 2,320 23,177
Ceridian HCM Holding, Inc.
(a)
.................. 5,414 296,525
Citrix Systems, Inc. ........................ 4,940 500,965
Clear Secure, Inc. , Class A
(a)
.................. 671 16,990
Confluent, Inc. , Class A
(a) (b)
................... 4,575 116,434
Consensus Cloud Solutions, Inc.
(a)
.............. 625 33,769
Coupa Software, Inc.
(a)
...................... 2,848 186,316
Crowdstrike Holdings, Inc. , Class A
(a)
............. 8,334 1,530,122
Datadog, Inc. , Class A
(a)
..................... 10,108 1,031,117
Digital Turbine, Inc.
(a)
....................... 3,401 68,258
DocuSign, Inc.
(a)
.......................... 7,864 503,139
Dolby Laboratories, Inc. , Class A ............... 2,537 196,364
Dropbox, Inc. , Class A
(a)
..................... 11,106 252,550
Duck Creek Technologies, Inc.
(a) (b)
............... 2,916 40,241
Dynatrace, Inc.
(a)
.......................... 7,627 287,004
Elastic NV
(a)
............................. 2,776 221,775
Fair Isaac Corp.
(a)
.......................... 1,025 473,581
Five9, Inc.
(a) (b)
............................ 2,748 297,114
Fortinet, Inc.
(a)
............................ 26,028 1,552,570
Gitlab, Inc. , Class A
(a)
....................... 1,429 82,025
Guidewire Software, Inc.
(a)
.................... 3,187 247,694
HashiCorp, Inc. , Class A
(a) (b)
................... 1,243 45,046
HubSpot, Inc.
(a)
........................... 1,778 547,624
Informatica, Inc., Class A
(a) (b)
.................. 1,186 27,159
Intuit, Inc. ............................... 11,062 5,046,153
LiveRamp Holdings, Inc.
(a)
.................... 2,694 71,687
Mandiant, Inc.
(a)
........................... 9,547 217,481
Manhattan Associates, Inc.
(a)
.................. 2,500 351,675
Matterport, Inc.
(a) (b)
......................... 7,108 30,209
Microsoft Corp. ........................... 292,811 82,203,760
MicroStrategy, Inc. , Class A
(a) (b)
................. 373 106,700
nCino, Inc.
(a) (b)
............................ 2,190 70,715
NCR Corp.
(a)
............................. 5,107 165,722
New Relic, Inc.
(a)
.......................... 2,268 137,600
NortonLifeLock, Inc. ........................ 22,795 559,161
Nutanix, Inc. , Class A
(a)
...................... 8,531 129,074
Oracle Corp. ............................. 61,577 4,793,154
Palantir Technologies, Inc. , Class A
(a) (b)
........... 63,882 661,179
Palo Alto Networks, Inc.
(a)
.................... 3,875 1,934,012
Paycom Software, Inc.
(a)
..................... 1,870 618,016
Paylocity Holding Corp.
(a)
.................... 1,561 321,457
Pegasystems, Inc. ......................... 1,566 62,875
Procore Technologies, Inc.
(a)
.................. 359 18,560
PTC, Inc.
(a)
.............................. 4,168 514,248
Q2 Holdings, Inc.
(a)
......................... 2,197 96,448
Qualtrics International, Inc. , Class A
(a) (b)
........... 3,577 45,607
Rapid7, Inc.
(a)
............................ 2,170 138,815
RingCentral, Inc. , Class A
(a)
................... 3,182 157,477
Security Shares Value
a
Software (continued)
Roper Technologies, Inc. ..................... 4,137 $ 1,806,504
Salesforce, Inc.
(a)
.......................... 38,898 7,158,010
Samsara, Inc. , Class A
(a)
..................... 2,669 38,594
SentinelOne, Inc. , Class A
(a)
................... 7,253 180,237
ServiceNow, Inc.
(a)
......................... 7,865 3,512,981
Smartsheet, Inc. , Class A
(a)
................... 4,927 148,106
Splunk, Inc.
(a)
............................ 6,340 658,789
Synopsys, Inc.
(a)
.......................... 5,993 2,202,427
Trade Desk, Inc. (The) , Class A
(a)
............... 17,369 781,605
Tyler Technologies, Inc.
(a)
.................... 1,632 651,168
UiPath, Inc. , Class A
(a) (b)
..................... 10,528 192,978
Unity Software, Inc.
(a) (b)
...................... 6,383 238,660
Varonis Systems, Inc.
(a)
...................... 4,155 105,662
Verint Systems, Inc.
(a)
....................... 2,481 113,307
VMware, Inc. , Class A ....................... 7,849 912,054
Workday, Inc. , Class A
(a)
..................... 7,759 1,203,421
Workiva, Inc.
(a)
............................ 1,826 119,603
Zendesk, Inc.
(a)
........................... 4,740 357,491
Zoom Video Communications, Inc. , Class A
(a)
....... 8,879 922,173
Zscaler, Inc.
(a)
............................ 3,116 483,167
143,576,870
a
Specialty Retail  —  2 .1%
Advance Auto Parts, Inc. ..................... 2,429 470,303
American Eagle Outfitters, Inc. ................. 5,931 71,409
AutoNation, Inc.
(a)
.......................... 1,389 164,930
AutoZone, Inc.
(a)
.......................... 774 1,654,340
Bath & Body Works, Inc. ..................... 9,316 331,091
Best Buy Co., Inc. ......................... 7,910 608,991
Burlington Stores, Inc.
(a) (b)
.................... 2,582 364,398
CarMax, Inc.
(a)
............................ 6,292 626,306
Carvana Co., Class A
(a) (b)
..................... 3,864 112,635
Dick's Sporting Goods, Inc. ................... 2,269 212,356
Five Below, Inc.
(a)
.......................... 2,214 281,333
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 4,123 332,190
Foot Locker, Inc. .......................... 3,499 99,267
GameStop Corp. , Class A
(a) (b)
.................. 9,672 328,945
Gap, Inc. (The) ........................... 8,389 80,702
Home Depot, Inc. (The) ..................... 40,472 12,179,644
Lithia Motors, Inc. ......................... 1,173 311,173
Lowe's Companies, Inc. ..................... 25,907 4,961,968
Murphy USA, Inc.
(b)
........................ 878 249,668
National Vision Holdings, Inc.
(a)
................ 3,110 90,625
O'Reilly Automotive, Inc.
(a)
.................... 2,569 1,807,523
Penske Automotive Group, Inc. ................ 1,167 133,610
Petco Health & Wellness Co., Inc.
(a) (b)
............ 2,862 39,839
RH
(a)
.................................. 671 187,497
Ross Stores, Inc. .......................... 13,700 1,113,262
TJX Companies, Inc. (The) ................... 45,882 2,806,143
Tractor Supply Co. ......................... 4,372 837,150
Ulta Beauty, Inc.
(a)
......................... 2,040 793,376
Victoria's Secret & Co.
(a)
..................... 2,917 107,812
Williams-Sonoma, Inc. ...................... 2,807 405,387
31,763,873
a
Technology Hardware, Storage & Peripherals  —  6 .7%
Apple, Inc. .............................. 601,982 97,828,095
Dell Technologies, Inc. , Class C ................ 10,718 482,953
Hewlett Packard Enterprise Co. ................ 51,163 728,561
HP, Inc. ................................ 41,151 1,374,032
NetApp, Inc. ............................. 8,798 627,561
Pure Storage, Inc. , Class A
(a)
.................. 11,015 312,275
Seagate Technology Holdings PLC .............. 7,766 621,125
Western Digital Corp.
(a)
...................... 12,387 608,202

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp. ....................... 4,513 $ 77,308
102,660,112
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Capri Holdings Ltd.
(a)
....................... 5,909 287,650
Carter's, Inc. ............................. 1,729 140,879
Columbia Sportswear Co. .................... 1,362 100,802
Crocs, Inc.
(a)
............................. 2,276 163,053
Deckers Outdoor Corp.
(a)
..................... 1,061 332,316
Hanesbrands, Inc. ......................... 13,225 147,855
Levi Strauss & Co. , Class A ................... 3,838 72,615
Lululemon Athletica, Inc.
(a)
.................... 4,596 1,427,104
Nike, Inc. , Class B ......................... 49,640 5,704,629
PVH Corp. .............................. 2,750 170,280
Ralph Lauren Corp. ........................ 1,779 175,463
Skechers USA, Inc. , Class A
(a)
................. 5,347 202,972
Tapestry, Inc. ............................. 9,838 330,852
Under Armour, Inc. , Class A
(a)
.................. 7,462 69,098
Under Armour, Inc. , Class C , NVS
(a)
............. 8,771 72,448
VF Corp. ............................... 12,510 558,947
9,956,963
a
Thrifts & Mortgage Finance  —  0 .1%
Enstar Group Ltd. ......................... 4,412 184,245
MGIC Investment Corp. ..................... 12,959 183,240
New York Community Bancorp, Inc. ............. 18,313 194,484
Radian Group, Inc. ......................... 7,095 158,715
Rocket Companies, Inc. , Class A ............... 5,382 51,237
TFS Financial Corp. ........................ 2,070 30,325
UWM Holdings Corp.
(b)
...................... 2,115 7,974
810,220
a
Tobacco  —  0 .6%
Altria Group, Inc. .......................... 71,024 3,115,112
Philip Morris International, Inc. ................. 60,711 5,898,074
9,013,186
a
Trading Companies & Distributors  —  0 .3%
Air Lease Corp., Class A ..................... 4,122 152,967
Applied Industrial Technologies, Inc. ............. 1,563 157,222
Core & Main, Inc. , Class A
(a)
................... 2,213 53,422
Fastenal Co. ............................. 22,577 1,159,555
MSC Industrial Direct Co., Inc. , Class A ........... 1,807 149,367
Security Shares Value
a
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a) (b)
.............. 1,702 $ 237,140
United Rentals, Inc.
(a)
....................... 2,816 908,639
Univar Solutions, Inc.
(a)
...................... 6,720 181,709
Watsco, Inc. ............................. 1,313 359,696
WW Grainger, Inc. ......................... 1,695 921,283
4,281,000
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ................ 7,157 1,112,484
Essential Utilities, Inc. ....................... 8,922 463,409
1,575,893
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
........................ 23,123 3,307,976
United States Cellular Corp.
(a)
................. 586 17,164
3,325,140
a
Total Common Stocks — 99.8%
(Cost: $ 814,753,523 ) ................................ 1,526,330,500
Total Long-Term Investments — 99.8%
(Cost: $ 814,753,523 ) ................................ 1,526,330,500
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 35,923,025 35,923,025
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 2,935,878 2,935,878
a
Total Short-Term Securities — 2.6%
(Cost: $ 38,854,829 ) ................................. 38,858,903
Total Investments — 102.4%
(Cost: $ 853,608,352 ) ................................ 1,565,189,403
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (36,208,876)
Net Assets — 100.0% ................................. $ 1,528,980,527
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 21,439,436  $ 14,484,943
(a)
$ —  $ (5,429) $ 4,075  $ 35,923,025  35,923,025  $ 50,931
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,896,000  1,039,878
(a)
—  —  —  2,935,878  2,935,878  4,618  —
BlackRock, Inc. ... 3,519,447  39,829  (80,364) 55,240  192,511  3,726,663  5,569  27,230  —
$ 49,811  $ 196,586
$ 42,585,566
$ 82,779  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
Dow Jones U.S. ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 11 09/16/22 $ 2,273 $ 170,911
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,526,330,500 $ — $ — $ 1,526,330,500
Short-Term Securities
Money Market Funds ...................................... 38,858,903 — — 38,858,903
$ 1,565,189,403 $ — $ — $ 1,565,189,403
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 170,911 $ — $ — $ 170,911
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares